Taxation - Schedule of Net Operating Tax Loss Carry Forwards (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Net operating tax loss carry forwards	¥ 392
Loss expiring in 2026 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Net operating tax loss carry forwards
Loss expiring in 2027 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Net operating tax loss carry forwards
Loss expiring in 2028 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Net operating tax loss carry forwards
Loss expiring in 2029 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Net operating tax loss carry forwards
Loss expiring in 2030 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Net operating tax loss carry forwards	¥ 392